Premises and Equipment (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 26,189	$ 24,651
Less accumulated depreciation	(15,804)	(14,847)
Net premises and equipment	10,385	9,804
Land, Buildings and Improvements
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	13,873	12,710
Leasehold Improvements
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	264	264
Furniture and Equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	10,075	9,724
Computer software
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 1,977	$ 1,953